Information about Available-for-Sale Securities and Held-to-Maturity Securities with Gross Unrealized Losses and Length of Time Individual Securities Have Been in Continuous Unrealized Loss Position (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2015	Mar. 31, 2014
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	¥ 158,641	¥ 230,884
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(2,261)	816
Available-for-sale Securities, 12 months or more Fair value	16,850	30,722
Available-for-sale Securities, 12 months or more Gross unrealized losses	(554)	1,650
Available-for-sale Securities, Total Fair value	175,491	261,606
Available-for-sale Securities, Total Gross unrealized losses	(2,815)	2,466
Held-to-maturity Securities, Less than 12 months Fair value	4,889
Held-to-maturity Securities, Less than 12 months Gross unrealized losses	(112)
Held-to-maturity Securities, 12 months or more Fair value	0
Held-to-maturity Securities, 12 months or more Gross unrealized losses	0
Held-to-maturity Securities, Total Fair value	4,889
Held-to-maturity Securities, Total Gross unrealized losses	(112)
Less than 12 months Fair value	163,530
Less than 12 months Gross unrealized losses	(2,373)
12 months or more Fair value	16,850
12 months or more Gross unrealized losses	(554)
Total Fair value	180,380
Total Gross unrealized losses	(2,927)
Japanese and foreign government bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	5,407	140,133
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(35)	10
Available-for-sale Securities, 12 months or more Fair value	0	14,977
Available-for-sale Securities, 12 months or more Gross unrealized losses	0	8
Available-for-sale Securities, Total Fair value	5,407	155,110
Available-for-sale Securities, Total Gross unrealized losses	(35)	18
Japanese prefectural and foreign municipal bond securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	44,782	31,407
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(110)	143
Available-for-sale Securities, 12 months or more Fair value	0	0
Available-for-sale Securities, 12 months or more Gross unrealized losses	0	0
Available-for-sale Securities, Total Fair value	44,782	31,407
Available-for-sale Securities, Total Gross unrealized losses	(110)	143
Corporate debt securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	81,108	27,496
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(58)	31
Available-for-sale Securities, 12 months or more Fair value	6,363	10,968
Available-for-sale Securities, 12 months or more Gross unrealized losses	(79)	524
Available-for-sale Securities, Total Fair value	87,471	38,464
Available-for-sale Securities, Total Gross unrealized losses	(137)	555
Specified bonds issued by SPEs in Japan
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	0	0
Available-for-sale Securities, Less than 12 months Gross unrealized losses	0	0
Available-for-sale Securities, 12 months or more Fair value	1,269	2,138
Available-for-sale Securities, 12 months or more Gross unrealized losses	(31)	148
Available-for-sale Securities, Total Fair value	1,269	2,138
Available-for-sale Securities, Total Gross unrealized losses	(31)	148
CMBS and RMBS in the Americas
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	9,754	5,186
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(31)	55
Available-for-sale Securities, 12 months or more Fair value	506	884
Available-for-sale Securities, 12 months or more Gross unrealized losses	(115)	171
Available-for-sale Securities, Total Fair value	10,260	6,070
Available-for-sale Securities, Total Gross unrealized losses	(146)	226
Other asset-backed securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	10,950	10,705
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(304)	36
Available-for-sale Securities, 12 months or more Fair value	8,127	1,656
Available-for-sale Securities, 12 months or more Gross unrealized losses	(320)	779
Available-for-sale Securities, Total Fair value	19,077	12,361
Available-for-sale Securities, Total Gross unrealized losses	(624)	815
Equity securities
Investments, Unrealized Loss Position [Line Items]
Available-for-sale Securities, Less than 12 months Fair value	6,640	15,957
Available-for-sale Securities, Less than 12 months Gross unrealized losses	(1,723)	541
Available-for-sale Securities, 12 months or more Fair value	585	99
Available-for-sale Securities, 12 months or more Gross unrealized losses	(9)	20
Available-for-sale Securities, Total Fair value	7,225	16,056
Available-for-sale Securities, Total Gross unrealized losses	¥ (1,732)	¥ 561